Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,111	$ 1,058
Additions	178	165
Claims paid	(192)	(175)
Currency translation adjustment and other	(1)	(25)
Balance at end of period	$ 1,096	$ 1,023